EMPLOYEES	12 Months Ended
Dec. 31, 2024
EMPLOYEES
EMPLOYEES

10.EMPLOYEES

The average monthly number of persons (including directors) employed by the group during the period was:

	2024	2023	2022
	Number	Number	Number
Directors and employees	25	30	82

	2024	2023	2022
	$’000	$’000	$’000
Wages and salaries	4,267	6,017	11,051
Social security costs	141	250	799
Pension costs	109	163	37
Share based payments	3,759	3,892	6,096
	8,276	10,322	17,983